UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      September 30, 2011
Ended:                                       ------------------

Check here if Amendment / /; Amendment
Number:
   This Amendment (Check only one.): / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: AJH Capital LLC
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      500 Nyala Farm Road
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      Westport, Connecticut 06880
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Form 13F File Number:  028-14256
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Young
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Title:   Secretary
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Phone:   203-221-6175
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Signature, Place, and Date of Signing:

   /s/ Michael D. Young          Westport, Connecticut    November 14, 2011
____________________________ ___________________________ __________________
       [Signature]                   [City, State]            [Date]

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-  14243             Astenbeck Capital Management LLC
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